SIGNIFICANT ACCOUNTING POLICIES (Narrative)(Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Number of Operating Segments | item	1
Impairment losses on goodwill | $
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Dilutive securities excluded from diluted earnings per share | shares	946,829	526,381	939,366
Basic earnings per share (in dollars per share) | $ / shares	$ 0.58	$ 0.68	$ 0.39
Diluted earnings per share (in dollars per share) | $ / shares	$ 0.57	$ 0.67	$ 0.38
Research and development grants recognized | $	$ 1,237	$ 3,490	$ 1,470